Fair Value Measurements (The Carrying Value And Estimated Fair Value Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Continuing operations, Carrying Value	$ 97,378	$ 93,360
Discontinued operations, Carrying Value	26,133	39,461
Long-term debt, Total	123,511	132,821
Continuing operations, Estimated Fair Value	98,333	97,631
Discontinued operations, Estimated Fair Value	26,879	41,528
Total Estimated Fair Value	$ 125,212	$ 139,159